Goodwill, Trade Name and Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Trade Name and Other Intangible Assets
Note 5. Goodwill, Trade Name and Other Intangible Assets
Our indefinite-lived intangible assets consist of certain trade names. We test indefinite-lived intangible assets for impairment on an annual basis as of October 1. The Company concluded that no indefinite-lived intangible asset impairment existed at the time of annual impairment tests performed for the years ended December 31, 2021, 2020 and 2019. The Company noted interim triggering events during the current year which resulted in the recording of impairment losses.
The Company has one reporting unit for purposes of the Company’s goodwill impairment test, which is completed as of October 1. The Company concluded that no goodwill impairment existed at the time of the annual impairment test performed for the years ended December 31, 2021, 2020 and 2019. The Company noted interim triggering events during the current year which resulted in the recording of impairment losses.
The Company has not identified any triggering events occurring after the annual testing date that would impact the impairment testing results obtained but will continue to monitor the fair value of the Company. If the estimated cash flows decrease or market factors change, impairment charges may need to be recorded in the future. Factors that could result in the cash flows being lower than the current estimates include decreased revenue caused by unforeseen changes in the healthcare market or the Company’s business, or the inability to achieve the estimated operating margins in the forecasts due to unforeseen factors. Additionally, changes in the broader economic environments could cause changes to the estimated discount rates and comparable company valuation indicators which may impact the estimated fair values.
Changes in the carrying amount of goodwill consisted of the following (in thousands):

	Year Ended
	December 31, 2021	December 31, 2020
Beginning balance	$1,330,085	$1,330,085
Reductions—impairment charges	(726,798)	—
Additions – acquisitions	5,524	—

Ending balance	$608,811	$1,330,085

The table below summarizes the Company’s carrying amount of trade name and other intangible assets at December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Gross intangible assets:
ATI trade name (1)	$409,360	$643,700
Non-compete agreements	2,405	4,678
Other intangible assets	640	640
Accumulated amortization:
Accumulated amortization – non-compete agreements	(425)	(4,437)
Accumulated amortization – other intangible assets	(284)	(242)

Total trade name and other intangible assets, net	$411,696	$644,339

(1)	Not subject to amortization. The Company recorded $234.3 million of impairment charges related to the trade name indefinite-lived intangible asset during year ended December 31, 2021.
Amortization expense for the years ended December 31, 2021, 2020 and 2019 was immaterial. The Company estimates that amortization expense related to intangible assets is expected to be immaterial over the next five fiscal years and thereafter.
Interim impairment testing as of June 30, 2021
In late July 2021, the Company revised its earnings forecast to reflect (i) the impact of clinician attrition on both volume and operating cost expectations and (ii) payor, state and service mix shift impacts on net patient revenue per visit expectations. These factors accelerated in the second quarter and continued into the third quarter. The Company determined that the revision to its forecast, including factors related to the revision of the forecast, constituted an interim triggering event that required further analysis with respect to potential impairment to goodwill, trade name indefinite-lived intangible and other assets.
As it was determined that it was more likely than not that the fair value of our trade name indefinite-lived intangible asset was below its carrying value, the Company performed an interim quantitative impairment test as of the June 30, 2021 balance sheet date. The Company utilized the relief from royalty method to estimate the fair value of the trade name indefinite-lived intangible asset. The key assumptions associated with determining the estimated fair value include projected revenue growth rates, the royalty rate, the discount rate and the terminal growth rate. As a result of the analysis, the Company recognized a $33.7 million non-cash
interim impairment in the line item goodwill and intangible asset impairment charges in its consolidated statements of operations, which represents the difference between the estimated fair value of the Company’s trade name indefinite-lived intangible asset and its carrying value.
The Company evaluated its asset groups, including operating lease right-of-use
assets that were evaluated based on clinic-level cash flows and clinic-specific market factors, noting no material impairment.
As it was determined that it was more likely than not that the fair value of our single reporting unit was below its carrying value, the Company performed an interim quantitative impairment test. In order to determine the fair value of our single reporting unit, the Company utilized an average of a discounted cash flow analysis and comparable public company analysis. The key assumptions associated with determining the estimated fair value include projected revenue growth rates, earnings before interest, taxes, depreciation and amortization (“EBITDA”) margins, the terminal growth rate, the discount rate and relevant market multiples. As a result of the analysis, the Company recognized a $419.4 million non-cash
interim impairment in the line item goodwill and intangible asset impairment charges in its consolidated statements of operations, which represented the difference between the estimated fair value of the Company’s single reporting unit and its carrying value.
Interim impairment testing as of September 30, 2021
In October 2021, the Company further revised its forecast to reflect lower than expected patient visit volume. The Company determined that the factors related to the revision of the forecast constituted an interim triggering event that required further analysis with respect to potential impairment to goodwill, trade name indefinite-lived intangible and other assets.
As it was determined more likely than not that the fair value of our trade name indefinite-lived intangible asset was below its carrying value, the Company performed an interim quantitative impairment test. The Company utilized the relief from royalty method to estimate the fair value of the trade name indefinite-lived intangible asset. The key assumptions associated with determining the estimated fair value include projected revenue growth rates, the royalty rate, the discount rate and the terminal growth rate. As a result of the changes in these assumptions, the Company recognized a $200.6 million non-cash
interim impairment in the line item goodwill and intangible asset impairment charges in its consolidated statements of operations, which represents the difference between the estimated fair value of the Company’s trade name indefinite-lived intangible asset and its carrying value.
The Company evaluated its asset groups, including operating lease right-of-use
assets that were evaluated based on clinic-level cash flows and clinic-specific market factors, noting no material impairment.
As it was determined that it was more likely than not that the fair value of our single reporting unit was below its carrying value, the Company performed an interim quantitative impairment test. In order to determine the fair value of our single reporting unit, the Company utilized an average of a discounted cash flow analysis and comparable public company analysis. The key assumptions associated with determining the estimated fair value include projected revenue growth rates, earnings before interest, taxes, depreciation and amortization (“EBITDA”) margins, the terminal growth rate, the discount rate and relevant market multiples. As a result of the changes in these assumptions, the Company recognized a $307.4 million non-cash
interim impairment in the line item goodwill and intangible asset impairment charges in its consolidated statements of operations, which represents the difference between the estimated fair value of the Company’s single reporting unit and its carrying value.
Fair value determinations require considerable judgment and are sensitive to changes in underlying assumptions, estimates and market factors. Estimating the fair value of the Company’s reporting unit and indefinite-lived intangible assets requires us to make assumptions and estimates regarding our future plans, as well as industry, economic, and regulatory conditions. These assumptions and estimates include projected revenue growth rates, EBITDA margins, terminal growth rates, discount rates, relevant market multiples, royalty rates and other market factors. If current expectations of future growth rates, margins and cash flows are not met, or if market factors outside of our control change significantly, then our reporting unit or indefinite-lived intangible assets might become impaired in the future, negatively impacting our operating results and financial position. As the carrying amounts of goodwill and the Company’s trade name indefinite-lived intangible asset have been impaired as of June 30, 2021 and September 30, 2021 and written down to fair value, those amounts are more susceptible to an impairment risk if there are unfavorable changes in assumptions and estimates.